Debt (Long-Term Debt - Scheduled Repayments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Debt Disclosure
Long-term debt repayments scheduled for 2019	$ 7,090	[1]
Long-term debt repayments scheduled for 2020	12,665	[1]
Long-term debt repayments scheduled for 2021	13,468	[1]
Long-term debt repayments scheduled for 2022	12,640	[1]
Long-term debt repayments scheduled for 2023	14,081	[1]
Long-term debt repayments scheduled for the period thereafter	$ 114,609	[1]
Weighted average interest rate of long-term debt repayment scheduled for 2019	3.00%
Weighted average interest rate of long-term debt repayment scheduled for 2020	3.30%
Weighted average interest rate of long-term debt repayment scheduled for 2021	3.70%
Weighted average interest rate of long-term debt repayment scheduled for 2022	3.00%
Weighted average interest rate of long-term debt repayment scheduled for 2023	3.50%
Weighted average interest rate of long-term debt repayment scheduled for the period thereafter	4.80%

[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.